Non-Consolidated Variable Interest Entities (Details) ₩ in Millions, $ in Millions					3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 11, 2026 USD ($)	Jun. 11, 2026 KRW (₩)	May 27, 2026 KRW (₩)	Nov. 26, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Non-Consolidated Variable Interest Entities [Line Items]
Advance payments	$ 0.3	₩ 400	₩ 300	$ 1.9	$ 0.9	$ 1.4
Nonconsolidated VIEs [Member]
Non-Consolidated Variable Interest Entities [Line Items]
Advance payments						2.8	$ 1.9
Related Party Transactions [Member]
Non-Consolidated Variable Interest Entities [Line Items]
Advance payments						$ 2.8	$ 1.9